Income Taxes - Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
Disclosure Of Reconciliation Of Effective Income Tax Expense [abstract]
Income taxes calculated at statutory rates	$ 252.8		$ 309.0
Income taxes calculated at statutory rates, percentage	26.50%		26.50%
Income tax rate differential of foreign subsidiaries	$ (2.9)		$ (1.8)
Effect of income tax rate changes on deferred income taxes	(0.3)		(0.1)
Increase in valuation allowance	1.4		15.7
Recognition of income taxes on foreign currency translation	(15.7)		(12.5)
Recognition of income taxes on inflation	(7.0)		(9.4)
Permanent differences	(0.6)		10.2
Recognition of tax incentives	(20.5)		(10.1)
Other	2.4		(0.5)
Income tax expense	$ 209.6	$ 209.6	$ 300.5